Employee Benefit Expenses - Summary of Employee Benefit Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of employee benefits expense [abstract]
Wages and salaries	€ (872)	€ (841)	€ (836)
Pension costs - defined benefit plans	(28)	(33)	(31)
Other post-employment benefits	(16)	(17)	(15)
Share-based compensation	(8)	(6)	(5)
Total Employee benefit expenses	€ (924)	€ (897)	€ (887)